CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Revenue:
Revenue from licensing activities	$ 300,000	$ 255,000
Settlement with AU Optronics Corporation		9,000,000
Total revenue	300,000	9,255,000
Operating costs and expenses:
Inventor royalties and contingent legal fees	111,192	147,670
Litigation and licensing expenses	106,224	3,500,852
Amortization of patents	325,296	325,291
Research and development expenses (including non-cash stock option compensation expenses of $259,930 and $306,584, respectively)	1,556,459	711,391
Marketing, general and administrative expenses (including non-cash stock option compensation expense of $613,631 and $2,369,806, respectively)	2,709,841	5,514,555
Total operating costs and expenses	4,809,012	10,199,759
Loss from operations	(4,509,012)	(944,759)
Interest expense (Note 6)	(519,946)	(451,906)
Interest income	12,530	17,622
Loss before income taxes	(5,016,428)	(1,379,043)
Provision for income taxes (Note 7)
Net loss	$ (5,016,428)	$ (1,379,043)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.57)	$ (16)
Weighted average common shares outstanding:
Basic and diluted (in Shares)	8,739,453	8,760,126